Directors and Senior Management (Tables)	12 Months Ended
Dec. 31, 2019
Related Party [Abstract]
Summary of Remuneration of Directors of the Company

Remuneration of Directors of the Company	$ million
	2019	2018	2017
Emoluments	8	12	11
Value of released awards under long-term incentive plans	12	20	5
Employer contributions to pension plans	1	1	1

Summary of Directors and Senior Management Expenses

Directors and Senior Management expense	$ million
	2019	2018	2017
Short-term benefits	18	26	23
Retirement benefits	3	3	3
Share-based compensation	15	14	17
Termination and related amounts	2	—	3
Total	38	43	46